Real estate assets, net	9 Months Ended
Sep. 30, 2013
Real Estate [Abstract]
Real estate assets, net
Real estate assets, net

Acquisitions

During the three and nine months ended September 30, 2013, we acquired 34 and 40 residential properties, respectively, which are classified as real estate owned on our balance sheet. These REO Properties were acquired as part of the loan portfolio acquisitions described above and were converted to properties upon foreclosure of the mortgage loans prior to the acquisition closing date. The aggregate purchase price attributable to these properties was $5.9 million and $6.2 million, respectively.

Real estate held for sale

As of September 30, 2013, we classified 14 properties having carrying value of $1.1 million as real estate held for sale because we intend to sell properties which do not meet our residential rental property investment criteria. The real estate held for sale balance is composed solely of real estate owned. These properties have had no significant operations, and, therefore, we are not presenting discontinued operations related to these properties.